Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP High Income Portfolio
March 31, 2024
VIPHI-NPRT1-0524
1.799878.120
Corporate Bonds - 88.3%
	Principal Amount (a)	Value ($)
Convertible Bonds - 1.4%
Broadcasting - 0.6%
DISH Network Corp. 3.375% 8/15/26	8,064,000	5,019,840
Diversified Financial Services - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (b)	20,000	21,068
Energy - 0.0%
Sunnova Energy International, Inc. 0.25% 12/1/26	439,000	222,134
Homebuilders/Real Estate - 0.3%
Realogy Group LLC/Realogy Co-Issuer Corp. 0.25% 6/15/26	1,670,000	1,323,475
Redfin Corp. 0.5% 4/1/27	2,131,000	1,172,050
		2,495,525
Technology - 0.4%
Global Payments, Inc. 1.5% 3/1/31 (b)	1,146,000	1,211,322
Wolfspeed, Inc. 1.875% 12/1/29	3,092,000	1,725,645
		2,936,967
Utilities - 0.1%
PG&E Corp. 4.25% 12/1/27 (b)	585,000	587,633
TOTAL CONVERTIBLE BONDS		11,283,167
Nonconvertible Bonds - 86.9%
Aerospace - 2.6%
ATI, Inc.:
4.875% 10/1/29	250,000	235,249
5.875% 12/1/27	770,000	758,626
Bombardier, Inc.:
7.25% 7/1/31 (b)(c)	1,105,000	1,107,250
7.875% 4/15/27 (b)	2,110,000	2,111,475
BWX Technologies, Inc. 4.125% 6/30/28 (b)	2,000,000	1,864,629
Howmet Aerospace, Inc.:
5.9% 2/1/27	684,000	693,876
6.875% 5/1/25	684,000	691,590
Kaiser Aluminum Corp.:
4.5% 6/1/31 (b)	485,000	429,094
4.625% 3/1/28 (b)	1,735,000	1,628,013
Moog, Inc. 4.25% 12/15/27 (b)	110,000	103,536
Spirit Aerosystems, Inc. 9.75% 11/15/30 (b)	565,000	631,990
TransDigm, Inc.:
4.625% 1/15/29	855,000	793,445
5.5% 11/15/27	3,970,000	3,875,713
6.375% 3/1/29 (b)	3,820,000	3,831,892
6.75% 8/15/28 (b)	1,100,000	1,113,750
7.5% 3/15/27	425,000	425,351
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (b)	275,000	233,836
		20,529,315
Air Transportation - 0.8%
Air Canada 3.875% 8/15/26 (b)	874,000	834,164
American Airlines, Inc.:
7.25% 2/15/28 (b)	365,000	370,670
8.5% 5/15/29 (b)	1,245,000	1,315,289
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	1,758,750	1,746,773
Mileage Plus Holdings LLC 6.5% 6/20/27 (b)	227,500	228,755
Rand Parent LLC 8.5% 2/15/30 (b)	1,720,000	1,703,247
		6,198,898
Automotive - 0.5%
Ford Motor Co.:
6.1% 8/19/32	2,390,000	2,421,823
7.4% 11/1/46	290,000	315,911
Ford Motor Credit Co. LLC 3.625% 6/17/31	980,000	847,365
		3,585,099
Automotive & Auto Parts - 2.0%
Adient Global Holdings Ltd. 7% 4/15/28 (b)	205,000	209,469
Allison Transmission, Inc. 4.75% 10/1/27 (b)	167,000	160,713
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (b)	615,000	624,323
Champions Financing, Inc. 8.75% 2/15/29 (b)	2,690,000	2,818,170
Dana Financing Luxembourg SARL 5.75% 4/15/25 (b)	83,000	82,562
Dana, Inc.:
4.25% 9/1/30	167,000	147,568
5.375% 11/15/27	167,000	163,366
Ford Motor Co.:
3.25% 2/12/32	892,000	741,970
4.346% 12/8/26	167,000	162,568
4.75% 1/15/43	360,000	298,936
5.291% 12/8/46	145,000	128,915
Ford Motor Credit Co. LLC:
3.375% 11/13/25	517,000	497,390
3.815% 11/2/27	925,000	866,535
4% 11/13/30	350,000	312,498
4.125% 8/17/27	790,000	749,648
4.95% 5/28/27	1,410,000	1,375,753
5.125% 6/16/25	355,000	351,825
IHO Verwaltungs GmbH 4.75% 9/15/26 pay-in-kind (b)(d)	145,000	141,185
LCM Investments Holdings 8.25% 8/1/31 (b)	470,000	491,694
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	255,000	258,996
8.125% 3/30/29 (b)	685,000	724,471
8.375% 5/1/28 (b)	735,000	779,075
Phinia, Inc. 6.75% 4/15/29 (b)	585,000	590,641
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (b)(d)(e)	205,000	206,169
Wand NewCo 3, Inc. 7.625% 1/30/32 (b)	975,000	1,008,371
ZF North America Capital, Inc.:
4.75% 4/29/25 (b)	845,000	834,595
6.875% 4/14/28 (b)	370,000	383,764
7.125% 4/14/30 (b)	370,000	389,875
		15,501,045
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
5.75% 11/20/25	235,000	233,308
6.7% 2/14/33	1,465,000	1,480,090
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	560,000	518,109
Quicken Loans LLC/Quicken Loans Co.-Issuer, Inc. 4% 10/15/33 (b)	295,000	249,892
UniCredit SpA:
5.861% 6/19/32 (b)(d)	1,532,000	1,495,994
7.296% 4/2/34 (b)(d)	863,000	886,934
VistaJet Malta Finance PLC / XO Management Holding, Inc.:
6.375% 2/1/30 (b)	1,860,000	1,371,049
7.875% 5/1/27 (b)	280,000	236,745
Western Alliance Bancorp. 3% 6/15/31 (d)	1,080,000	929,621
		7,401,742
Broadcasting - 1.6%
Clear Channel Outdoor Holdings, Inc.:
7.875% 4/1/30 (b)	780,000	775,441
9% 9/15/28 (b)	1,895,000	1,973,860
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% (b)(f)	5,215,000	143,413
DISH Network Corp. 11.75% 11/15/27 (b)	1,770,000	1,807,048
Sinclair Television Group, Inc. 5.5% 3/1/30 (b)	660,000	475,200
Sirius XM Radio, Inc.:
3.125% 9/1/26 (b)	167,000	156,433
4.125% 7/1/30 (b)	1,360,000	1,188,869
5.5% 7/1/29 (b)	410,000	390,509
TEGNA, Inc.:
4.625% 3/15/28	1,100,000	1,006,121
5% 9/15/29	425,000	380,985
Univision Communications, Inc.:
4.5% 5/1/29 (b)	1,265,000	1,130,473
6.625% 6/1/27 (b)	890,000	870,451
8% 8/15/28 (b)	2,240,000	2,282,025
		12,580,828
Building Materials - 1.4%
Advanced Drain Systems, Inc.:
5% 9/30/27 (b)	1,207,000	1,170,914
6.375% 6/15/30 (b)	300,000	301,553
AmeriTex Holdco Intermediate LLC 10.25% 10/15/28 (b)	495,000	531,460
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	825,000	837,154
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	1,270,000	1,139,025
Eco Material Technologies, Inc. 7.875% 1/31/27 (b)	445,000	451,479
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)	2,975,000	3,003,539
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	1,290,000	1,378,869
SRS Distribution, Inc.:
4.625% 7/1/28 (b)	780,000	785,703
6% 12/1/29 (b)	715,000	730,378
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	570,000	590,663
		10,920,737
Cable/Satellite TV - 2.8%
Block Communications, Inc. 4.875% 3/1/28 (b)	167,000	149,189
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	2,925,000	2,388,701
4.25% 1/15/34 (b)	1,370,000	1,034,150
4.5% 8/15/30 (b)	1,750,000	1,466,583
4.5% 5/1/32	2,885,000	2,318,369
4.75% 2/1/32 (b)	1,975,000	1,611,844
5% 2/1/28 (b)	905,000	842,469
5.125% 5/1/27 (b)	2,334,000	2,223,769
CSC Holdings LLC:
3.375% 2/15/31 (b)	2,500,000	1,699,234
4.125% 12/1/30 (b)	795,000	568,465
4.5% 11/15/31 (b)	345,000	244,249
4.625% 12/1/30 (b)	965,000	490,041
5.375% 2/1/28 (b)	1,930,000	1,660,037
DIRECTV Financing LLC / DIRECTV Financing Co-Obligor, Inc. 5.875% 8/15/27 (b)	527,000	498,561
DISH DBS Corp. 5.75% 12/1/28 (b)	1,760,000	1,209,569
Dolya Holdco 18 DAC 5% 7/15/28 (b)	851,000	781,105
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)	815,000	648,050
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	1,000,000	938,750
Ziggo BV 4.875% 1/15/30 (b)	990,000	888,758
		21,661,893
Capital Goods - 1.2%
ESAB Corp. 6.25% 4/15/29 (b)(c)	1,395,000	1,401,533
Mueller Water Products, Inc. 4% 6/15/29 (b)	1,277,000	1,158,279
Regal Rexnord Corp.:
6.05% 2/15/26 (b)	1,050,000	1,055,423
6.05% 4/15/28 (b)	705,000	714,703
6.3% 2/15/30 (b)	705,000	721,714
TK Elevator U.S. Newco, Inc. 5.25% 7/15/27 (b)	3,410,000	3,294,366
Vertical Holdco GmbH 7.625% 7/15/28 (b)	935,000	916,703
		9,262,721
Chemicals - 4.5%
Axalta Coating Systems Dutch Holding B BV 7.25% 2/15/31 (b)	1,430,000	1,487,497
Consolidated Energy Finance SA 12% 2/15/31 (b)	1,170,000	1,221,900
CVR Partners LP/CVR Nitrogen Finance Corp. 6.125% 6/15/28 (b)	1,029,000	988,874
Element Solutions, Inc. 3.875% 9/1/28 (b)	645,000	591,690
INEOS Quattro Finance 2 PLC 9.625% 3/15/29 (b)	1,440,000	1,551,435
Kobe U.S. Midco 2, Inc. 9.25% 11/1/26 pay-in-kind (b)(d)	2,339,500	1,994,424
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (b)	1,040,000	1,019,472
LSB Industries, Inc. 6.25% 10/15/28 (b)	620,000	596,701
Methanex Corp.:
5.125% 10/15/27	2,855,000	2,761,440
5.65% 12/1/44	2,267,000	1,949,773
NOVA Chemicals Corp.:
4.25% 5/15/29 (b)	1,135,000	972,052
5% 5/1/25 (b)	530,000	521,278
5.25% 6/1/27 (b)	1,245,000	1,172,539
9% 2/15/30 (b)	370,000	381,752
Olin Corp. 5% 2/1/30	690,000	654,811
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (b)	1,180,000	1,070,548
6.25% 10/1/29 (b)	1,250,000	1,144,121
9.75% 11/15/28 (b)	1,535,000	1,635,108
SCIH Salt Holdings, Inc.:
4.875% 5/1/28 (b)	2,375,000	2,212,361
6.625% 5/1/29 (b)	1,125,000	1,041,588
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (b)	905,000	878,330
The Chemours Co. LLC:
4.625% 11/15/29 (b)	515,000	443,965
5.375% 5/15/27	2,147,000	2,058,249
5.75% 11/15/28 (b)	1,745,000	1,609,062
Tronox, Inc. 4.625% 3/15/29 (b)	2,370,000	2,125,738
W.R. Grace Holding LLC:
5.625% 8/15/29 (b)	2,490,000	2,228,275
7.375% 3/1/31 (b)	295,000	298,706
		34,611,689
Consumer Products - 1.0%
Ferrellgas LP/Ferrellgas Finance Corp. 5.375% 4/1/26 (b)	167,000	163,383
HFC Prestige Products, Inc./HFC Prestige International U.S. LLC 6.625% 7/15/30 (b)	1,155,000	1,172,892
Kohl's Corp. 4.25% 7/17/25	85,000	83,125
Mattel, Inc.:
3.375% 4/1/26 (b)	2,032,000	1,943,356
5.45% 11/1/41	290,000	268,647
5.875% 12/15/27 (b)	167,000	167,649
Newell Brands, Inc.:
5.2% 4/1/26 (g)	350,000	343,761
6.375% 9/15/27	350,000	344,189
6.5% 4/1/46 (g)	290,000	234,240
6.625% 9/15/29	380,000	371,483
The Scotts Miracle-Gro Co.:
4% 4/1/31	145,000	125,039
4.375% 2/1/32	220,000	189,670
TKC Holdings, Inc.:
6.875% 5/15/28 (b)	1,290,000	1,224,437
10.5% 5/15/29 (b)	1,165,000	1,116,254
		7,748,125
Containers - 1.5%
ARD Finance SA 6.5% 6/30/27 pay-in-kind (b)(d)	550,000	184,054
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)	850,000	769,007
5.25% 8/15/27 (b)	1,479,000	931,770
Ball Corp.:
2.875% 8/15/30	365,000	311,419
6% 6/15/29	440,000	444,267
Berry Global, Inc. 4.875% 7/15/26 (b)	585,000	573,305
Graham Packaging Co., Inc. 7.125% 8/15/28 (b)	350,000	317,343
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)	500,000	444,667
LABL, Inc.:
5.875% 11/1/28 (b)	205,000	188,519
6.75% 7/15/26 (b)	135,000	133,371
9.5% 11/1/28 (b)	135,000	136,560
10.5% 7/15/27 (b)	385,000	381,755
Mauser Packaging Solutions Holding Co.:
7.875% 8/15/26 (b)	1,095,000	1,115,532
9.25% 4/15/27 (b)	830,000	823,389
Owens-Brockway Glass Container, Inc. 7.25% 5/15/31 (b)	345,000	351,383
Sealed Air Corp. 5% 4/15/29 (b)	2,080,000	1,996,532
Sealed Air Corp./Sealed Air Corp. U.S.:
6.125% 2/1/28 (b)	435,000	435,903
7.25% 2/15/31 (b)	1,415,000	1,471,156
Trivium Packaging Finance BV:
5.5% 8/15/26 (b)	365,000	359,748
8.5% 8/15/27 (b)	655,000	646,830
		12,016,510
Diversified Financial Services - 3.5%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(d)	685,000	680,327
Boost Newco Borrower LLC 7.5% 1/15/31 (b)	940,000	984,004
Coinbase Global, Inc. 3.375% 10/1/28 (b)	690,000	591,204
Encore Capital Group, Inc. 9.25% 4/1/29 (b)	565,000	578,773
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	1,090,000	1,144,622
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	970,000	978,934
7.75% 5/15/26 (b)	690,000	704,222
8% 2/15/27 (b)	1,565,000	1,615,894
8% 6/15/28 (b)	1,040,000	1,086,102
Gn Bondco LLC 9.5% 10/15/31 (b)	1,535,000	1,532,256
Hightower Holding LLC 6.75% 4/15/29 (b)	1,110,000	1,043,099
HTA Group Ltd. 7% 12/18/25 (b)	2,360,000	2,355,575
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29	2,755,000	2,348,893
5.25% 5/15/27	500,000	462,500
6.25% 5/15/26	3,717,000	3,588,113
6.375% 12/15/25	810,000	803,438
Jefferies Finance LLC/JFIN Co-Issuer Corp. 5% 8/15/28 (b)	372,000	342,087
Jefferson Capital Holding 9.5% 2/15/29 (b)	615,000	629,537
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (b)	820,000	745,404
LPL Holdings, Inc. 4.375% 5/15/31 (b)	365,000	332,202
OneMain Finance Corp.:
3.5% 1/15/27	1,905,000	1,768,412
6.875% 3/15/25	145,000	146,516
7.125% 3/15/26	2,750,000	2,799,902
		27,262,016
Diversified Media - 0.5%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	1,755,000	1,653,555
CMG Media Corp. 8.875% 12/15/27 (b)	3,135,000	2,077,597
		3,731,152
Electric Utilities No Longer Use - 0.1%
FirstEnergy Corp.:
1.6% 1/15/26	167,000	155,346
2.05% 3/1/25	167,000	160,255
7.375% 11/15/31	167,000	196,621
		512,222
Energy - 13.1%
Altus Midstream LP:
5.875% 6/15/30 (b)	890,000	870,532
6.625% 12/15/28 (b)	2,550,000	2,595,273
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.75% 3/1/27 (b)	532,000	525,339
7.875% 5/15/26 (b)	532,000	543,125
Antero Resources Corp. 7.625% 2/1/29 (b)	167,000	171,519
Apache Corp.:
4.25% 1/15/30	612,000	566,659
5.1% 9/1/40	655,000	562,103
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	1,480,000	1,359,888
Baytex Energy Corp. 7.375% 3/15/32 (b)(c)	1,005,000	1,015,260
California Resources Corp. 7.125% 2/1/26 (b)	495,000	497,914
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.75% 7/15/28 (b)	590,000	583,361
CGG SA 8.75% 4/1/27 (b)	855,000	774,555
Cheniere Energy Partners LP:
3.25% 1/31/32	1,410,000	1,201,087
4% 3/1/31	730,000	663,504
Cheniere Energy, Inc. 4.625% 10/15/28	167,000	161,814
Citgo Petroleum Corp.:
6.375% 6/15/26 (b)	1,535,000	1,539,579
8.375% 1/15/29 (b)	755,000	793,234
CNX Resources Corp. 7.375% 1/15/31 (b)	385,000	392,096
Comstock Resources, Inc.:
5.875% 1/15/30 (b)	880,000	796,935
6.75% 3/1/29 (b)	1,180,000	1,125,298
CQP Holdco LP / BIP-V Chinook Holdco LLC 7.5% 12/15/33 (b)	925,000	952,026
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (b)	920,000	908,754
5.625% 10/15/25 (b)	130,000	129,689
CVR Energy, Inc.:
5.75% 2/15/28 (b)	1,334,000	1,250,947
8.5% 1/15/29 (b)	2,250,000	2,278,185
Delek Logistics Partners LP/Delek Logistics Finance Corp.:
7.125% 6/1/28 (b)	2,255,000	2,199,734
8.625% 3/15/29 (b)	915,000	934,370
DT Midstream, Inc.:
4.125% 6/15/29 (b)	935,000	859,575
4.375% 6/15/31 (b)	365,000	330,553
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	600,000	604,864
Energy Transfer LP:
5.625% 5/1/27 (b)	4,198,000	4,182,884
7.375% 2/1/31 (b)	725,000	758,364
EnLink Midstream LLC:
5.625% 1/15/28 (b)	395,000	391,238
6.5% 9/1/30 (b)	660,000	679,025
EnLink Midstream Partners LP 4.85% 7/15/26	650,000	637,222
EQM Midstream Partners LP:
4% 8/1/24	670,000	664,091
4.75% 1/15/31 (b)	300,000	278,987
6% 7/1/25 (b)	85,000	85,108
6.5% 7/1/27 (b)	415,000	418,670
6.5% 7/15/48	150,000	150,449
Global Partners LP/GLP Finance Corp. 6.875% 1/15/29	1,220,000	1,210,167
Harvest Midstream I LP 7.5% 9/1/28 (b)	645,000	653,986
Hess Midstream Operations LP:
4.25% 2/15/30 (b)	635,000	583,506
5.125% 6/15/28 (b)	2,465,000	2,385,296
5.5% 10/15/30 (b)	365,000	353,665
5.625% 2/15/26 (b)	1,710,000	1,696,332
HF Sinclair Corp. 5% 2/1/28 (b)	1,350,000	1,311,467
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (b)	745,000	786,133
Jonah Energy Parent LLC 12% 11/5/25 (h)(i)	1,295,305	1,382,738
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	1,150,000	1,171,376
Matador Resources Co. 6.5% 4/15/32 (b)	1,305,000	1,306,583
MEG Energy Corp. 7.125% 2/1/27 (b)	99,000	100,301
Mesquite Energy, Inc. 7.25% (b)(f)(i)	5,722,000	1
New Fortress Energy, Inc.:
6.5% 9/30/26 (b)	3,695,000	3,557,695
8.75% 3/15/29 (b)	2,280,000	2,271,308
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125% 2/15/29 (b)	1,150,000	1,177,809
Northern Oil & Gas, Inc.:
8.125% 3/1/28 (b)	1,085,000	1,101,263
8.75% 6/15/31 (b)	345,000	364,307
Occidental Petroleum Corp.:
5.5% 12/1/25	1,310,000	1,309,091
5.55% 3/15/26	377,000	378,392
5.875% 9/1/25	2,955,000	2,964,249
6.125% 1/1/31	1,090,000	1,128,815
6.625% 9/1/30	1,284,000	1,360,655
7.875% 9/15/31	375,000	425,089
7.95% 6/15/39	185,000	217,593
8.5% 7/15/27	1,100,000	1,193,951
8.875% 7/15/30	1,270,000	1,475,334
PBF Holding Co. LLC/PBF Finance Corp. 7.875% 9/15/30 (b)	1,645,000	1,706,306
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	1,010,000	989,800
7% 1/15/32 (b)	1,670,000	1,732,481
7.75% 2/15/26 (b)	540,000	546,997
Prairie Acquiror LP 9% 8/1/29 (b)	605,000	622,812
Range Resources Corp.:
4.875% 5/15/25	167,000	165,891
8.25% 1/15/29	167,000	173,714
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	250,000	231,093
4.95% 7/15/29 (b)	1,010,000	943,934
6.875% 4/15/40 (b)	385,000	377,836
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	580,000	608,530
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (b)	1,407,000	1,455,262
SM Energy Co. 5.625% 6/1/25	690,000	686,725
Southwestern Energy Co. 4.75% 2/1/32	925,000	851,516
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5.875% 3/1/27	302,000	298,568
Sunnova Energy Corp.:
5.875% 9/1/26 (b)	550,000	428,175
11.75% 10/1/28 (b)	745,000	581,403
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	620,000	576,301
5.875% 3/15/28	500,000	495,217
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	670,000	619,447
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	2,252,000	2,169,762
6% 12/31/30 (b)	3,930,000	3,733,241
6% 9/1/31 (b)	2,100,000	1,959,826
Talos Production, Inc. 9% 2/1/29 (b)	330,000	350,449
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31	730,000	698,819
Teine Energy Ltd. 6.875% 4/15/29 (b)	167,000	162,406
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)	401,625	402,086
Transocean, Inc.:
7.5% 1/15/26 (b)	525,000	521,713
8% 2/1/27 (b)	1,275,000	1,265,527
8.75% 2/15/30 (b)	846,000	882,104
U.S.A. Compression Partners LP/U.S.A. Compression Finance Corp. 7.125% 3/15/29 (b)	915,000	926,397
Valaris Ltd. 8.375% 4/30/30 (b)	1,320,000	1,361,624
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	2,305,000	2,074,839
4.125% 8/15/31 (b)	1,085,000	964,782
6.25% 1/15/30 (b)	935,000	940,669
Western Gas Partners LP:
3.95% 6/1/25	365,000	357,459
5.25% 2/1/50	725,000	648,530
5.3% 3/1/48	365,000	320,235
5.5% 8/15/48	220,000	194,559
		101,327,947
Environmental - 0.8%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	340,000	342,497
Covanta Holding Corp. 4.875% 12/1/29 (b)	985,000	882,807
Darling Ingredients, Inc. 6% 6/15/30 (b)	510,000	505,412
GFL Environmental, Inc.:
3.75% 8/1/25 (b)	705,000	686,637
5.125% 12/15/26 (b)	705,000	692,672
6.75% 1/15/31 (b)	555,000	568,771
Madison IAQ LLC:
4.125% 6/30/28 (b)	1,515,000	1,401,223
5.875% 6/30/29 (b)	1,535,000	1,404,340
		6,484,359
Food & Drug Retail - 0.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.25% 3/15/26 (b)	195,000	185,956
3.5% 3/15/29 (b)	1,662,000	1,491,786
4.875% 2/15/30 (b)	1,200,000	1,141,713
BellRing Brands, Inc. 7% 3/15/30 (b)	290,000	298,727
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	2,490,000	1,171,831
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	460,000	401,766
		4,691,779
Food/Beverage/Tobacco - 2.7%
C&S Group Enterprises LLC 5% 12/15/28 (b)	1,465,000	1,172,363
Chobani LLC/Finance Corp., Inc.:
4.625% 11/15/28 (b)	290,000	270,436
7.625% 7/1/29 (b)	885,000	897,169
Fiesta Purchaser, Inc. 7.875% 3/1/31 (b)	705,000	728,054
KeHE Distributor / Nextwave 9% 2/15/29 (b)	1,145,000	1,160,830
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)	2,730,000	2,489,221
4.375% 1/31/32 (b)	365,000	327,301
Performance Food Group, Inc.:
4.25% 8/1/29 (b)	1,650,000	1,512,080
5.5% 10/15/27 (b)	125,000	122,708
6.875% 5/1/25 (b)	167,000	166,997
Pilgrim's Pride Corp.:
3.5% 3/1/32	365,000	309,345
4.25% 4/15/31	457,000	411,217
Post Holdings, Inc.:
4.625% 4/15/30 (b)	1,125,000	1,032,759
5.5% 12/15/29 (b)	1,655,000	1,599,312
6.25% 2/15/32 (b)	305,000	307,223
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)	1,815,000	1,669,030
TreeHouse Foods, Inc. 4% 9/1/28	480,000	430,566
Triton Water Holdings, Inc. 6.25% 4/1/29 (b)	4,100,000	3,734,342
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	475,000	440,652
4.75% 2/15/29 (b)	1,285,000	1,219,792
7.25% 1/15/32 (b)	750,000	780,547
United Natural Foods, Inc. 6.75% 10/15/28 (b)	145,000	120,436
		20,902,380
Gaming - 2.6%
Affinity Interactive 6.875% 12/15/27 (b)	2,425,000	2,265,890
Caesars Entertainment, Inc.:
6.5% 2/15/32 (b)	2,200,000	2,219,373
7% 2/15/30 (b)	875,000	898,174
8.125% 7/1/27 (b)	1,700,000	1,741,074
Carnival Corp. 10.5% 6/1/30 (b)	1,230,000	1,345,326
Churchill Downs, Inc. 5.75% 4/1/30 (b)	2,470,000	2,384,295
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29 (b)	1,847,000	1,693,655
6.75% 1/15/30 (b)	1,365,000	1,225,650
Golden Entertainment, Inc. 7.625% 4/15/26 (b)	945,000	945,109
Jacobs Entertainment, Inc. 6.75% 2/15/29 (b)	555,000	539,138
Las Vegas Sands Corp.:
2.9% 6/25/25	167,000	160,674
3.5% 8/18/26	167,000	158,079
Ontario Gaming Gta LP/Otg Co.-I 8% 8/1/30 (b)	410,000	422,289
Station Casinos LLC:
4.5% 2/15/28 (b)	750,000	706,526
6.625% 3/15/32 (b)	1,540,000	1,555,660
Transocean, Inc. 7.25% 11/1/25 (b)	345,000	343,596
VICI Properties LP / VICI Note Co. 4.125% 8/15/30 (b)	730,000	663,794
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. 7.125% 2/15/31 (b)	1,100,000	1,138,386
		20,406,688
Healthcare - 7.0%
1375209 BC Ltd. 9% 1/30/28 (b)	755,000	739,902
180 Medical, Inc. 3.875% 10/15/29 (b)	650,000	586,333
Amgen, Inc. 5.6% 3/2/43	805,000	819,027
AMN Healthcare 4% 4/15/29 (b)	420,000	377,193
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	830,000	748,195
4.625% 7/15/28 (b)	548,000	519,293
Bausch Health Companies, Inc. 5.5% 11/1/25 (b)	1,695,000	1,599,927
Cano Health, Inc. 6.25% (b)(f)	335,000	208
Catalent Pharma Solutions 3.5% 4/1/30 (b)	830,000	790,500
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	660,000	602,345
4% 3/15/31 (b)	822,000	734,494
4.25% 5/1/28 (b)	290,000	273,510
Community Health Systems, Inc.:
4.75% 2/15/31 (b)	2,405,000	1,856,051
5.25% 5/15/30 (b)	4,605,000	3,754,973
5.625% 3/15/27 (b)	3,150,000	2,899,260
6% 1/15/29 (b)	930,000	812,446
6.125% 4/1/30 (b)	1,365,000	984,320
6.875% 4/15/29 (b)	920,000	688,820
8% 3/15/26 (b)	368,000	367,257
8% 12/15/27 (b)	167,000	163,815
10.875% 1/15/32 (b)	750,000	772,516
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (b)	1,200,000	1,111,329
DaVita, Inc.:
3.75% 2/15/31 (b)	510,000	427,004
4.625% 6/1/30 (b)	2,795,000	2,502,319
Embecta Corp. 5% 2/15/30 (b)	620,000	506,483
Grifols SA 4.75% 10/15/28 (b)	370,000	306,123
HCA Holdings, Inc. 5.5% 6/15/47	725,000	689,205
HealthEquity, Inc. 4.5% 10/1/29 (b)	1,275,000	1,176,363
Hologic, Inc. 3.25% 2/15/29 (b)	500,000	448,096
Humana, Inc. 5.875% 3/1/33	730,000	753,317
IQVIA, Inc. 6.5% 5/15/30 (b)	690,000	704,155
Jazz Securities DAC 4.375% 1/15/29 (b)	1,250,000	1,164,422
Medline Borrower LP 3.875% 4/1/29 (b)	4,200,000	3,822,867
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	770,000	773,448
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (b)	450,000	326,292
Modivcare, Inc. 5.875% 11/15/25 (b)	915,000	891,075
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	855,000	760,159
3.875% 5/15/32 (b)	390,000	339,583
Option Care Health, Inc. 4.375% 10/31/29 (b)	205,000	187,956
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	2,265,000	2,110,734
5.125% 4/30/31 (b)	730,000	649,048
Owens & Minor, Inc. 4.5% 3/31/29 (b)	585,000	535,675
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	1,670,000	1,517,254
Radiology Partners, Inc. 5% 1/31/29 pay-in-kind (b)(d)	891,933	827,535
RegionalCare Hospital Partners Holdings, Inc. 11% 10/15/30 (b)	1,840,000	1,966,576
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)(c)	1,125,000	1,134,392
Teleflex, Inc. 4.25% 6/1/28 (b)	535,000	502,023
Tenet Healthcare Corp.:
4.25% 6/1/29	1,545,000	1,436,108
4.375% 1/15/30	1,660,000	1,534,291
4.625% 6/15/28	750,000	714,143
6.125% 6/15/30	1,640,000	1,636,215
6.25% 2/1/27	1,195,000	1,194,586
6.75% 5/15/31 (b)	240,000	244,375
Teva Pharmaceutical Finance Netherlands III BV:
3.15% 10/1/26	820,000	766,611
7.875% 9/15/29	210,000	225,431
8.125% 9/15/31	210,000	230,328
		54,205,906
Homebuilders/Real Estate - 3.6%
Anywhere Real Estate Group LLC 7% 4/15/30 (b)	543,200	483,682
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (b)	565,000	521,164
Beazer Homes U.S.A., Inc. 7.5% 3/15/31 (b)	610,000	616,044
Greystar Real Estate Partners 7.75% 9/1/30 (b)	345,000	357,076
HAT Holdings I LLC/HAT Holdings II LLC 8% 6/15/27 (b)	895,000	933,217
Howard Hughes Corp.:
4.125% 2/1/29 (b)	555,000	498,810
4.375% 2/1/31 (b)	455,000	395,106
Kennedy-Wilson, Inc. 4.75% 2/1/30	975,000	777,739
Landsea Homes Corp. 8.875% 4/1/29 (b)(c)	755,000	751,165
LGI Homes, Inc. 8.75% 12/15/28 (b)	575,000	606,701
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	2,877,000	1,975,405
4.625% 8/1/29	1,780,000	1,366,095
5% 10/15/27	5,847,000	4,896,863
5.25% 8/1/26	682,000	624,320
Panther Escrow Issuer LLC 7.125% 6/1/31 (b)(c)	1,275,000	1,296,305
Railworks Holdings LP 8.25% 11/15/28 (b)	1,160,000	1,150,911
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (b)	20,000	14,125
Realogy Group LLC/Realogy Co.-Issuer Corp. 5.25% 4/15/30 (b)	16,000	10,880
Rithm Capital Corp. 8% 4/1/29 (b)	465,000	451,403
Safehold Operating Partnership LP 2.85% 1/15/32	1,005,000	816,337
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)	352,000	336,149
5.875% 6/15/27 (b)	167,000	166,807
TopBuild Corp. 4.125% 2/15/32 (b)	800,000	708,154
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24	15,000	14,969
TRI Pointe Homes, Inc. 5.7% 6/15/28	140,000	137,848
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28 (b)	5,020,000	4,383,092
6.5% 2/15/29 (b)	2,975,000	2,305,704
10.5% 2/15/28 (b)	1,455,000	1,508,440
		28,104,511
Hotels - 0.7%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	2,820,000	2,428,025
3.75% 5/1/29 (b)	295,000	270,628
4% 5/1/31 (b)	1,615,000	1,443,433
Hilton Grand Vacations Borrower Escrow LLC 6.625% 1/15/32 (b)	1,530,000	1,536,177
		5,678,263
Insurance - 1.7%
Acrisure LLC / Acrisure Finance, Inc.:
4.25% 2/15/29 (b)	290,000	261,815
8.25% 2/1/29 (b)	880,000	883,949
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
5.875% 11/1/29 (b)	840,000	780,350
6.75% 10/15/27 (b)	4,250,000	4,187,201
6.75% 4/15/28 (b)	365,000	367,576
AmWINS Group, Inc. 4.875% 6/30/29 (b)	2,230,000	2,081,443
AssuredPartners, Inc.:
5.625% 1/15/29 (b)	795,000	732,418
7.5% 2/15/32 (b)	1,205,000	1,184,100
HUB International Ltd. 7.25% 6/15/30 (b)	2,210,000	2,271,210
USI, Inc. 7.5% 1/15/32 (b)	470,000	470,866
		13,220,928
Leisure - 2.7%
Amer Sports Co. 6.75% 2/16/31 (b)	770,000	768,041
Carnival Corp.:
5.75% 3/1/27 (b)	2,095,000	2,074,004
6% 5/1/29 (b)	1,310,000	1,292,590
6.65% 1/15/28	175,000	174,010
7% 8/15/29 (b)	1,535,000	1,600,982
7.625% 3/1/26 (b)	2,880,000	2,913,866
ClubCorp Holdings, Inc. 8.5% 9/15/25 (b)	195,000	175,013
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	965,000	905,054
NCL Corp. Ltd.:
5.875% 3/15/26 (b)	525,000	518,254
7.75% 2/15/29 (b)	1,920,000	1,994,920
NCL Finance Ltd. 6.125% 3/15/28 (b)	370,000	365,381
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (b)	2,390,000	2,306,693
5.375% 7/15/27 (b)	875,000	862,661
5.5% 8/31/26 (b)	2,375,000	2,353,661
6.25% 3/15/32 (b)	975,000	982,761
7.25% 1/15/30 (b)	365,000	379,228
Viking Cruises Ltd. 9.125% 7/15/31 (b)	760,000	831,145
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (b)	370,000	360,077
Voc Escrow Ltd. 5% 2/15/28 (b)	510,000	490,663
		21,349,004
Metals/Mining - 1.9%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	300,000	305,596
Arsenal AIC Parent LLC 8% 10/1/30 (b)	460,000	482,947
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)	145,000	131,367
7% 3/15/32 (b)	1,150,000	1,165,180
Constellium NV 5.875% 2/15/26 (b)	334,000	331,708
Eldorado Gold Corp. 6.25% 9/1/29 (b)	350,000	333,375
ERO Copper Corp. 6.5% 2/15/30 (b)	3,700,000	3,510,375
First Quantum Minerals Ltd.:
6.875% 10/15/27 (b)	1,693,000	1,611,736
8.625% 6/1/31 (b)	260,000	252,201
9.375% 3/1/29 (b)	1,905,000	1,973,418
FMG Resources Pty Ltd.:
4.375% 4/1/31 (b)	365,000	326,115
4.5% 9/15/27 (b)	422,000	405,377
Howmet Aerospace, Inc. 5.95% 2/1/37	290,000	300,130
HudBay Minerals, Inc. 4.5% 4/1/26 (b)	500,000	484,319
Mineral Resources Ltd.:
8.5% 5/1/30 (b)	790,000	813,729
9.25% 10/1/28 (b)	675,000	710,910
Novelis Corp.:
3.25% 11/15/26 (b)	205,000	191,015
3.875% 8/15/31 (b)	340,000	292,062
PMHC II, Inc. 9% 2/15/30 (b)	1,185,000	1,094,341
		14,715,901
Paper - 0.9%
Ahlstrom Holding 3 OY 4.875% 2/4/28 (b)	1,270,000	1,162,050
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
4% 9/1/29 (b)	935,000	753,658
6% 6/15/27 (b)	1,155,000	1,121,238
Clydesdale Acquisition Holdings, Inc.:
6.625% 4/15/29 (b)	1,995,000	1,993,397
8.75% 4/15/30 (b)	1,445,000	1,419,769
Mercer International, Inc. 5.125% 2/1/29	475,000	417,512
		6,867,624
Publishing/Printing - 0.1%
News Corp. 5.125% 2/15/32 (b)	940,000	882,741
Railroad - 0.1%
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (b)	680,000	602,466
Restaurants - 0.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28 (b)	580,000	545,092
4% 10/15/30 (b)	3,200,000	2,851,205
5.75% 4/15/25 (b)	297,000	296,278
Garden SpinCo Corp. 8.625% 7/20/30 (b)	335,000	360,880
Yum! Brands, Inc.:
3.625% 3/15/31	365,000	323,105
4.625% 1/31/32	1,985,000	1,831,795
4.75% 1/15/30 (b)	167,000	158,394
5.375% 4/1/32	290,000	280,620
		6,647,369
Services - 5.0%
AECOM 5.125% 3/15/27	487,000	478,405
Allied Universal Holdco LLC 7.875% 2/15/31 (b)	1,140,000	1,154,589
Allied Universal Holdco LLC / Allied Universal Finance Corp.:
6% 6/1/29 (b)	1,265,000	1,088,437
9.75% 7/15/27 (b)	915,000	917,749
APX Group, Inc.:
5.75% 7/15/29 (b)	690,000	663,435
6.75% 2/15/27 (b)	837,000	840,413
Artera Services LLC 8.5% 2/15/31 (b)	3,065,000	3,142,370
ASGN, Inc. 4.625% 5/15/28 (b)	635,000	597,329
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp. 4.625% 6/1/28 (b)	1,365,000	1,240,740
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	2,678,000	2,508,596
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	3,090,000	3,345,429
CoreCivic, Inc.:
4.75% 10/15/27	1,240,000	1,173,389
8.25% 4/15/29	1,530,000	1,600,349
CoreLogic, Inc. 4.5% 5/1/28 (b)	955,000	856,313
Fair Isaac Corp. 5.25% 5/15/26 (b)	167,000	165,137
Gartner, Inc.:
3.625% 6/15/29 (b)	200,000	181,076
3.75% 10/1/30 (b)	287,000	256,905
Iron Mountain, Inc. 4.5% 2/15/31 (b)	365,000	329,317
Korn Ferry 4.625% 12/15/27 (b)	337,000	320,926
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)	965,000	956,022
Life Time, Inc. 8% 4/15/26 (b)	1,030,000	1,042,440
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (b)	1,410,000	1,330,688
Prime Securities Services Borrower LLC/Prime Finance, Inc. 5.75% 4/15/26 (b)	705,000	702,943
Service Corp. International:
4% 5/15/31	582,000	515,627
4.625% 12/15/27	167,000	161,397
5.125% 6/1/29	365,000	355,159
Sotheby's 7.375% 10/15/27 (b)	810,000	754,176
The GEO Group, Inc.:
9.5% 12/31/28 (b)	1,315,000	1,324,863
10.5% 6/30/28	220,000	224,125
Uber Technologies, Inc.:
4.5% 8/15/29 (b)	4,462,000	4,233,625
8% 11/1/26 (b)	2,220,000	2,246,715
United Rentals North America, Inc.:
6% 12/15/29 (b)	365,000	367,459
6.125% 3/15/34 (b)	1,925,000	1,927,393
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	2,028,000	1,982,111
		38,985,647
Steel - 0.3%
Commercial Metals Co.:
3.875% 2/15/31	440,000	390,546
4.125% 1/15/30	940,000	865,498
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)	912,000	835,045
		2,091,089
Super Retail - 1.9%
Bath & Body Works, Inc. 6.694% 1/15/27	375,000	381,458
Carvana Co.:
4.875% 9/1/29 (b)	1,170,000	801,450
5.5% 4/15/27 (b)	622,000	506,930
5.875% 10/1/28 (b)	305,000	201,174
10.25% 5/1/30 (b)	85,000	69,275
12% 12/1/28 pay-in-kind (b)(d)	371,242	362,978
13% 6/1/30 pay-in-kind (b)(d)	561,387	547,479
14% 6/1/31 pay-in-kind (b)(d)	668,052	671,477
EG Global Finance PLC 12% 11/30/28 (b)	3,085,000	3,279,161
Hanesbrands, Inc. 4.875% 5/15/26 (b)	167,000	162,596
LBM Acquisition LLC 6.25% 1/15/29 (b)	1,295,000	1,214,150
Levi Strauss & Co. 3.5% 3/1/31 (b)	410,000	359,691
Michaels Companies, Inc.:
5.25% 5/1/28 (b)	810,000	690,184
7.875% 5/1/29 (b)	620,000	465,145
Nordstrom, Inc.:
4.25% 8/1/31	950,000	834,154
4.375% 4/1/30	635,000	574,988
Staples, Inc. 7.5% 4/15/26 (b)	1,535,000	1,498,117
The William Carter Co. 5.625% 3/15/27 (b)	167,000	165,866
Under Armour, Inc. 3.25% 6/15/26	334,000	317,299
Wolverine World Wide, Inc. 4% 8/15/29 (b)	1,855,000	1,488,831
		14,592,403
Technology - 6.4%
Acuris Finance U.S. 5% 5/1/28 (b)	3,345,000	3,039,404
Athenahealth Group, Inc. 6.5% 2/15/30 (b)	450,000	411,578
Black Knight InfoServ LLC 3.625% 9/1/28 (b)	2,525,000	2,386,125
Block, Inc. 2.75% 6/1/26	532,000	500,337
Broadcom, Inc.:
2.45% 2/15/31 (b)	1,325,000	1,117,002
2.6% 2/15/33 (b)	1,015,000	824,343
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (b)	400,000	370,077
4.875% 7/1/29 (b)	405,000	374,678
Cloud Software Group, Inc.:
6.5% 3/31/29 (b)	1,680,000	1,594,255
9% 9/30/29 (b)	3,160,000	3,030,810
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	1,495,000	1,549,771
Coherent Corp. 5% 12/15/29 (b)	1,990,000	1,874,271
CommScope, Inc.:
4.75% 9/1/29 (b)	825,000	594,000
6% 3/1/26 (b)	1,015,000	928,725
Elastic NV 4.125% 7/15/29 (b)	1,195,000	1,075,386
Entegris, Inc.:
3.625% 5/1/29 (b)	630,000	565,827
4.75% 4/15/29 (b)	1,705,000	1,633,997
5.95% 6/15/30 (b)	2,980,000	2,944,708
Gartner, Inc. 4.5% 7/1/28 (b)	1,470,000	1,400,332
Gen Digital, Inc.:
5% 4/15/25 (b)	685,000	680,869
7.125% 9/30/30 (b)	340,000	349,329
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	1,232,000	1,111,140
5.25% 12/1/27 (b)	322,000	314,906
GrafTech Global Enterprises, Inc. 9.875% 12/15/28 (b)	675,000	501,051
ION Trading Technologies Ltd. 5.75% 5/15/28 (b)	2,823,000	2,590,253
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	220,000	186,946
4.125% 8/1/30 (b)	847,000	753,612
5% 12/15/27 (b)	167,000	160,054
MicroStrategy, Inc. 6.125% 6/15/28 (b)	1,910,000	1,842,633
ON Semiconductor Corp. 3.875% 9/1/28 (b)	1,282,000	1,177,856
Open Text Corp. 3.875% 12/1/29 (b)	1,020,000	908,820
Open Text Holdings, Inc.:
4.125% 2/15/30 (b)	1,465,000	1,312,457
4.125% 12/1/31 (b)	1,110,000	974,126
Rackspace Finance LLC 3.5% 5/15/28 (b)	1,415,325	714,739
Seagate HDD Cayman:
5.75% 12/1/34	755,000	738,556
8.25% 12/15/29 (b)	345,000	370,690
8.5% 7/15/31 (b)	415,000	448,475
Sensata Technologies BV:
4% 4/15/29 (b)	2,060,000	1,880,960
5% 10/1/25 (b)	145,000	143,222
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	365,000	315,726
SS&C Technologies, Inc. 5.5% 9/30/27 (b)	270,000	263,995
TTM Technologies, Inc. 4% 3/1/29 (b)	3,020,000	2,739,140
UKG, Inc. 6.875% 2/1/31 (b)	945,000	962,697
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (b)	1,060,000	971,875
VM Consolidated, Inc. 5.5% 4/15/29 (b)	1,245,000	1,193,564
		49,823,317
Telecommunications - 5.1%
Altice Financing SA:
5% 1/15/28 (b)	685,000	563,785
5.75% 8/15/29 (b)	4,565,000	3,657,667
Altice France Holding SA 6% 2/15/28 (b)	1,740,000	495,492
Altice France SA:
5.125% 1/15/29 (b)	2,490,000	1,705,761
5.125% 7/15/29 (b)	1,965,000	1,328,406
5.5% 1/15/28 (b)	1,615,000	1,147,043
5.5% 10/15/29 (b)	15,000	10,181
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	4,185,000	3,965,288
Cablevision Lightpath LLC:
3.875% 9/15/27 (b)	455,000	408,539
5.625% 9/15/28 (b)	360,000	300,426
Consolidated Communications, Inc. 5% 10/1/28 (b)	535,000	445,919
Frontier Communications Holdings LLC:
5% 5/1/28 (b)	1,360,000	1,262,369
5.875% 10/15/27 (b)	940,000	910,048
5.875% 11/1/29	1,430,000	1,208,350
8.75% 5/15/30 (b)	955,000	977,178
IHS Netherlands Holdco BV 8% 9/18/27 (b)	415,000	396,844
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	1,895,000	1,760,587
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)	675,000	565,295
Level 3 Financing, Inc.:
3.875% 10/15/30 (b)	340,000	200,600
4.5% 4/1/30 (b)	890,000	551,800
10.5% 5/15/30 (b)	2,370,000	2,423,325
11% 11/15/29 (b)	712,350	740,844
Millicom International Cellular SA:
4.5% 4/27/31 (b)	2,275,000	1,933,750
5.125% 1/15/28 (b)	261,000	248,195
Sable International Finance Ltd. 5.75% 9/7/27 (b)	464,000	445,714
SBA Communications Corp.:
3.125% 2/1/29	372,000	328,292
3.875% 2/15/27	167,000	158,832
Telecom Italia Capital SA:
6% 9/30/34	1,185,000	1,083,147
7.2% 7/18/36	845,000	824,698
7.721% 6/4/38	235,000	235,399
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (b)	2,665,000	1,987,061
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	3,830,000	3,315,289
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)	415,000	351,412
Windstream Escrow LLC 7.75% 8/15/28 (b)	1,380,000	1,277,287
Zayo Group Holdings, Inc.:
4% 3/1/27 (b)	1,600,000	1,317,029
6.125% 3/1/28 (b)	1,020,000	713,764
		39,245,616
Textiles/Apparel - 0.2%
Crocs, Inc.:
4.125% 8/15/31 (b)	477,000	413,288
4.25% 3/15/29 (b)	167,000	152,675
Foot Locker, Inc. 4% 10/1/29 (b)	440,000	370,458
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	335,000	300,679
Victoria's Secret & Co. 4.625% 7/15/29 (b)	505,000	414,355
		1,651,455
Transportation Ex Air/Rail - 0.6%
Golar LNG Ltd. 7% 10/20/25 (b)	1,025,000	1,011,460
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (b)	595,000	529,367
Seaspan Corp. 5.5% 8/1/29 (b)	2,170,000	1,892,276
XPO, Inc.:
6.25% 6/1/28 (b)	205,000	206,695
7.125% 6/1/31 (b)	345,000	353,859
7.125% 2/1/32 (b)	975,000	1,003,423
		4,997,080
Utilities - 3.0%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	1,525,000	1,308,892
3.75% 1/15/32 (b)	170,000	142,916
4.75% 3/15/28 (b)	585,000	556,068
DPL, Inc.:
4.125% 7/1/25	896,000	875,871
4.35% 4/15/29	120,000	109,896
EnLink Midstream Partners LP 4.15% 6/1/25	335,000	327,696
FirstEnergy Corp. 3.4% 3/1/50	1,460,000	1,006,772
Global Partners LP/GLP Finance Corp. 7% 8/1/27	1,132,000	1,132,640
NextEra Energy Partners LP 7.25% 1/15/29 (b)	1,470,000	1,504,050
NRG Energy, Inc.:
3.375% 2/15/29 (b)	1,535,000	1,363,734
3.625% 2/15/31 (b)	525,000	453,053
5.25% 6/15/29 (b)	1,405,000	1,343,199
6.625% 1/15/27	334,000	334,167
PG&E Corp.:
5% 7/1/28	1,515,000	1,459,038
5.25% 7/1/30	4,230,000	4,019,490
Pike Corp.:
5.5% 9/1/28 (b)	2,615,000	2,502,935
8.625% 1/31/31 (b)	850,000	903,267
Vistra Operations Co. LLC:
5% 7/31/27 (b)	167,000	161,711
5.5% 9/1/26 (b)	817,000	804,380
5.625% 2/15/27 (b)	1,455,000	1,432,673
7.75% 10/15/31 (b)	1,475,000	1,544,738
		23,287,186
TOTAL NONCONVERTIBLE BONDS		674,285,651
TOTAL CORPORATE BONDS (Cost $718,617,775)		685,568,818

Commercial Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
BX Commercial Mortgage Trust floater Series 2021-SOAR Class G, CME Term SOFR 1 Month Index + 2.910% 8.2405% 6/15/38 (b)(d)(e)	526,115	519,210
ELP Commercial Mortgage Trust floater Series 2021-ELP Class F, CME Term SOFR 1 Month Index + 2.780% 8.1075% 11/15/38 (b)(d)(e)	746,132	738,670
Extended Stay America Trust floater Series 2021-ESH Class F, CME Term SOFR 1 Month Index + 3.810% 9.1395% 7/15/38 (b)(d)(e)	298,047	297,675
Hilton U.S.A. Trust Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(d)	475,000	437,192
Merit floater Series 2021-STOR Class F, CME Term SOFR 1 Month Index + 2.310% 7.6405% 7/15/38 (b)(d)(e)	1,111,000	1,095,724
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $3,001,123)		3,088,471

Common Stocks - 2.1%
	Shares	Value ($)
Automotive & Auto Parts - 0.1%
Aptiv PLC (j)	7,500	597,375
Capital Goods - 0.2%
Chart Industries, Inc. (j)	6,400	1,054,208
Regal Rexnord Corp.	4,600	828,460
TOTAL CAPITAL GOODS		1,882,668
Energy - 1.1%
California Resources Corp.	15,100	832,010
California Resources Corp. warrants 10/27/24 (j)	1,768	34,582
Mesquite Energy, Inc. (i)(j)	82,533	6,733,024
New Fortress Energy, Inc. (k)	33,400	1,021,706
TOTAL ENERGY		8,621,322
Healthcare - 0.1%
Centene Corp. (j)	13,500	1,059,480
Technology - 0.3%
Coherent Corp. (j)	17,800	1,079,036
MKS Instruments, Inc.	3,500	465,500
ON Semiconductor Corp. (j)	9,800	720,790
TOTAL TECHNOLOGY		2,265,326
Telecommunications - 0.3%
CUI Acquisition Corp. Class E (i)(j)	1	0
GTT Communications, Inc. (i)(j)	23,507	983,298
Helios Towers PLC (j)	340,990	408,431
SBA Communications Corp. Class A	3,300	715,110
TOTAL TELECOMMUNICATIONS		2,106,839
TOTAL COMMON STOCKS (Cost $11,129,733)		16,533,010

Bank Loan Obligations - 4.8%
	Principal Amount (a)	Value ($)
Broadcasting - 0.2%
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4256% 8/24/26 (d)(e)(l)	503,086	479,189
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 10.6625% (d)(e)(f)(l)	2,551,051	68,572
term loan 10% 8/2/27 (l)	514,803	838,486
TOTAL BROADCASTING		1,386,247
Building Materials - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (d)(e)(l)	1,327,254	1,206,979
Chemicals - 0.6%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8273% 11/15/30 (d)(e)(l)	1,600,000	1,543,504
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (d)(e)(l)	1,214,679	1,212,832
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.500% 9.9757% 3/15/29 (d)(e)(l)	2,119,607	2,083,658
TOTAL CHEMICALS		4,839,994
Consumer Products - 0.1%
Mattress Firm, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 9/24/28 (d)(e)(l)	1,029,046	1,029,818
Energy - 0.2%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (d)(e)(l)	1,372,810	1,362,514
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (e)(f)(i)(l)	1,525,908	0
term loan 0% (d)(f)(i)(l)	658,000	0
TOTAL ENERGY		1,362,514
Healthcare - 0.2%
Cano Health, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4626% (d)(e)(f)(l)	1,468,777	408,805
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 11.000% 16.3198% 10/7/24 (d)(e)(i)(l)	233,565	238,236
Tranche DD, term loan CME Term SOFR 1 Month Index + 11.000% 16.3209% 10/7/24 (d)(e)(l)	152,373	155,421
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4094% 10/1/27 (d)(e)(l)	528,176	504,144
WCG Intermediate Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4407% 1/8/27 (d)(e)(l)	73,101	73,084
TOTAL HEALTHCARE		1,379,690
Insurance - 0.0%
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8267% 11/6/30 (d)(e)(l)	105,333	105,728
Leisure - 0.6%
City Football Group Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4432% 7/21/28 (d)(e)(l)	3,348,917	3,342,655
ClubCorp Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.5635% 9/18/26 (d)(e)(l)	1,487,734	1,488,939
TOTAL LEISURE		4,831,594
Metals/Mining - 0.1%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4418% 6/4/28 (d)(e)(l)	912,654	791,344
Paper - 0.0%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1052% 4/13/29 (d)(e)(l)	206,226	206,439
Services - 1.0%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9273% 12/21/28 (d)(e)(l)	738,986	741,343
Ascend Learning LLC:
2LN, term loan CME Term SOFR 1 Month Index + 5.750% 11.1763% 12/10/29 (d)(e)(l)	130,000	127,685
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 12/10/28 (d)(e)(l)	1,275,637	1,267,193
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (d)(e)(l)	393,025	394,357
CoreLogic, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 6/2/28 (d)(e)(l)	1,545,190	1,507,286
Finastra U.S.A., Inc. term loan CME Term SOFR 1 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(i)(l)	2,027,645	2,027,645
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (d)(e)(l)	2,020,057	1,862,876
TOTAL SERVICES		7,928,385
Super Retail - 0.6%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/5/28 (d)(e)(l)	1,533,543	1,533,328
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 12/18/27 (d)(e)(l)	3,147,225	3,139,766
TOTAL SUPER RETAIL		4,673,094
Technology - 0.7%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5802% 2/15/29 (d)(e)(l)	1,168,382	1,155,787
DH Corp./Societe term loan CME Term SOFR 3 Month Index + 7.250% 12.4592% 9/13/29 (d)(e)(i)(l)	47,355	47,355
Rackspace Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.6832% 5/15/28 (d)(e)(l)	201,676	201,928
Sophia LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9302% 10/29/29 (d)(e)(l)	413,247	414,796
UKG, Inc.:
2LN, term loan CME Term SOFR 3 Month Index + 5.250% 10.6802% 5/3/27 (d)(e)(l)	1,382,414	1,392,201
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (d)(e)(l)	1,516,275	1,523,477
Verscend Holding Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4446% 8/27/25 (d)(e)(l)	456,539	456,539
TOTAL TECHNOLOGY		5,192,083
Telecommunications - 0.2%
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4094% 6/30/28 (d)(e)(l)	1,062,782	743,947
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4302% 12/30/27 (d)(e)(l)	1,270,368	1,156,034
TOTAL TELECOMMUNICATIONS		1,899,981
Textiles/Apparel - 0.1%
Tory Burch LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.6918% 4/16/28 (d)(e)(l)	446,556	445,440
TOTAL BANK LOAN OBLIGATIONS (Cost $40,586,471)		37,279,330

Preferred Securities - 1.4%
	Principal Amount (a)	Value ($)
Air Transportation - 0.1%
AerCap Holdings NV 5.875% 10/10/79 (d)	760,000	754,553
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
4.7% (d)(m)	1,120,000	960,216
4.7% (d)(m)	1,110,000	880,013
Bank of America Corp. 5.875% (d)(m)	1,360,000	1,339,196
JPMorgan Chase & Co.:
4.6% (d)(m)	980,000	963,451
6.1% (d)(m)	1,360,000	1,360,547
Wells Fargo & Co.:
5.9% (d)(m)	745,000	741,854
7.625% (d)(m)	385,000	411,453
TOTAL BANKS & THRIFTS		6,656,730
Diversified Financial Services - 0.1%
Charles Schwab Corp. 4% (d)(m)	870,000	734,067
Energy - 0.3%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 9.5966% (d)(e)(m)	2,525,000	2,514,259
TOTAL PREFERRED SECURITIES (Cost $9,491,226)		10,659,609

Fixed-Income Funds - 0.5%
	Shares	Value ($)
iShares Broad USD High Yield Corporate Bond ETF (k) (Cost $3,864,836)	106,600	3,900,494

Other - 1.4%
	Shares	Value ($)
Other - 1.4%
Fidelity Private Credit Co. LLC (h)(n) (Cost $10,841,315)	1,088,526	11,059,404

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (o)	9,034,645	9,036,452
Fidelity Securities Lending Cash Central Fund 5.39% (o)(p)	3,952,030	3,952,425
TOTAL MONEY MARKET FUNDS (Cost $12,988,877)		12,988,877

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $810,521,356)	781,078,013
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(4,952,924)
NET ASSETS - 100.0%	776,125,089

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $562,677,618 or 72.5% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Non-income producing - Security is in default.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,442,142 or 1.6% of net assets.

(i)	Level 3 security
(j)	Non-income producing
(k)	Security or a portion of the security is on loan at period end.
(l)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(m)	Security is perpetual in nature with no stated maturity date.
(n)	Affiliated Fund
(o)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(p)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Fidelity Private Credit Co. LLC	4/23/22 - 3/04/24	10,841,324

Jonah Energy Parent LLC 12% 11/5/25	5/05/23	1,269,399

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	41,022,143	37,556,068	69,541,759	296,103	-	-	9,036,452	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	1,715,225	5,724,244	3,487,044	594	-	-	3,952,425	0.0%
Total	42,737,368	43,280,312	73,028,803	296,697	-	-	12,988,877

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Private Credit Company LLC	10,518,936	454,543	-	199,712	-	85,925	11,059,404
	10,518,936	454,543	-	199,712	-	85,925	11,059,404

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.